UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2012

Semi-Annual Repor t

Legg Mason

Batterymarch

U.S. Small

Capitalization

Equity Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Fund objective

The Fund seeks long-term capital appreciation.

Letter to our shareholders

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio for the six-month reporting period ended June 30, 2012. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special shareholder notice

As previously announced, the Fund’s Board approved an Agreement and Plan of Reorganization pursuant to which the Fund would be reorganized as a series of a Maryland statutory trust, Legg Mason Global Asset Management Trust. This reorganization occurred on April 30, 2012. Prior to April 30, 2012, the Fund was organized as a series of a Maryland corporation named Legg Mason Charles Street Trust, Inc.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Mark R. Fetting	R. Jay Gerken, CFA
Chairman	President

July 27, 2012

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio	III

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended June 30, 2012, albeit at an uneven pace. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 4.1% in the fourth quarter of 2011. Economic growth in the U.S. then decelerated, as the Commerce Department reported that first quarter 2012 GDP growth was 2.0%. The preliminary estimate for GDP growth in the second quarter was 1.5%. Moderating growth was partially due to weaker consumer spending, which rose 1.5% in the second quarter, versus 2.4% during the first three months of the year.

Two factors constraining economic growth were the weak job market and continued troubles in the housing market. While there was some improvement during the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 8.5%. Unemployment then generally declined over the next four months and was 8.1% in April 2012, the lowest rate since January 2009. However, the unemployment rate then moved up to 8.2% in May and was unchanged in June. Within the housing market, sales are still a bit soft, though home prices appear to be firming. According to the National Association of Realtors (“NAR”), existing-home sales fluctuated throughout the period. Existing-home sales fell 5.4% on a seasonally adjusted basis in June 2012 versus the previous month. However, the NAR reported that the median existing-home price for all housing types was $189,400 in June 2012, up 7.9% from June 2011. This marked the fourth consecutive month that home prices rose from a year earlier, the first such occurrence since February through May 2006. In addition, the inventory of unsold homes fell 3.2% in June versus the previous month.

The manufacturing sector, a relative pillar of strength since the end of the Great Recession, weakened during the reporting period. Based on the Institute for Supply Management’s PMI (“PMI”)ii, in December 2011 it had a reading of 53.9 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). Activity in the manufacturing sector fluctuated during the first half of the period and was 54.8 in April, its highest reading since June 2011. The PMI then dipped to 53.5 in May 2012 and fell to 49.7 in June. The latter represented the first contraction in the manufacturing sector since July 2009. In addition, whereas thirteen of the eighteen industries in the PMI grew in May, only seven expanded in June.

IV	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. Looking back, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep the federal funds rateiv at a historically low range between zero and 0.25%, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” In June, the Fed announced that it would extend Operation Twist until the end of 2012 and that it was “prepared to take further action as appropriate to promote a stronger economic recovery and sustained improvement in labor market conditions in a context of price stability.”

Q. What factors impacted the U.S. stock market during the reporting period?

A. After a strong start, the U.S. stock market gave back a portion of its gains in the second half of the reporting period. Investor risk appetite was generally robust over the first half of the period due to some better-than-expected economic data and signs of progress in Europe. However, fears related to the European sovereign debt crisis caused the market to modestly weaken in April. The sell-off escalated in May, given renewed fears of contagion from Europe and some disappointing economic data in the U.S. The market then rallied in June, given some positive developments in the Eurozone, as well as increased expectations for a third round of quantitative easing by the Fed. All told, for the six months ended June 30, 2012, the S&P 500 Indexv returned 9.49%.

Looking at the U.S. stock market more closely, large-cap stocks generated the best returns during the six months ended June 30, 2012, with the large-cap Russell 1000 Indexvi returning 9.38%. In contrast, the Russell Midcap Indexvii and the small-cap Russell 2000 Indexviii returned 7.97% and 8.53%, respectively. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthix and Russell 3000 Valuex Indices, returned 9.98% and 8.64%, respectively.

Performance review

For the six months ended June 30, 2012, Class FI shares of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio returned 7.12%. The Fund’s unmanaged benchmark, Russell 2000 Index, returned 8.53% for the same period. The Lipper Small-Cap Core Funds Category Average1 returned 6.29% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 699 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio	V

Performance Snapshot as of June 30, 2012 (unaudited)
(excluding sales charges)	6 months
Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio:
Class A	7.26%
Class C	6.77%
Class FI	7.12%
Class I	7.60%
Russell 2000 Index	8.53%
Lipper Small-Cap Core Funds Category Average[1]	6.29%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Performance of Class IS shares is not shown because this share class commenced operations on March 23, 2012.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2012, the gross total annual operating expense ratios for Class A, Class C, Class FI and Class I shares were 1.23%, 2.08%, 1.37% and 0.94%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 1.30% for Class A shares, 2.05% for Class C shares, 1.30% for Class FI shares and 1.00% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

President

July 27, 2012

RISKS: Investments in small-cap companies may involve greater risks and volatility than investments in larger, more established companies. Small-cap companies may have limited

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 699 funds in the Fund’s Lipper category, and excluding sales charges.

VI	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Investment commentary (cont’d)

product lines, markets or financial resources. The Fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management's PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board ("Fed") is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vii

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

viii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

ix

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2012 and December 31, 2011. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2012 and held for the six months ended June 30, 2012, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period			Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period†
Class A	7.26%	$1,000.00	$1,072.60	1.21%	$6.24	†	Class A	5.00%	$1,000.00	$1,018.85	1.21%	$6.07
Class C	6.77	1,000.00	1,067.70	2.00	10.28	†	Class C	5.00	1,000.00	1,014.92	2.00	10.02
Class FI	7.12	1,000.00	1,071.20	1.24	6.39	†	Class FI	5.00	1,000.00	1,018.70	1.24	6.22
Class I	7.60	1,000.00	1,076.00	0.89	4.59	†	Class I	5.00	1,000.00	1,020.44	0.89	4.47
Class IS3	(4.65)	1,000.00	953.50	0.75	1.94	‡	Class IS	5.00	1,000.00	1,021.13	0.75	3.77

[1]	For the six months ended June 30, 2012, unless otherwise noted.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report	3
[3]	For the period March 23, 2012 (commencement of operations) to June 30, 2012.

†	Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

‡	Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (97), then divided by 366.

4	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited)

June 30, 2012

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Common Stocks — 98.7%
Consumer Discretionary — 14.0%
Auto Components — 1.0%
Cooper Tire & Rubber Co.	80,100	$1,404,954
Dana Holding Corp.	145,200	1,860,012
Standard Motor Products Inc.	153,681	2,163,829
Total Auto Components		5,428,795
Distributors — 0.2%
Core-Mark Holding Co. Inc.	26,747	1,287,601
Diversified Consumer Services — 0.9%
Capella Education Co.	25,900	900,284	*
Coinstar Inc.	59,000	4,050,940	*
Lincoln Educational Services Corp.	41,900	272,350
Total Diversified Consumer Services		5,223,574
Hotels, Restaurants & Leisure — 2.6%
Ameristar Casinos Inc.	163,035	2,897,132
CEC Entertainment Inc.	82,947	3,016,782
Cheesecake Factory Inc.	10,500	335,580	*
Churchill Downs Inc.	12,200	717,238
Cracker Barrel Old Country Store Inc.	56,200	3,529,360
Krispy Kreme Doughnuts Inc.	86,207	550,863	*
Marcus Corp.	11,195	154,043
Papa John’s International Inc.	11,322	538,587	*
Red Robin Gourmet Burgers Inc.	16,219	494,842	*
Ruby Tuesday Inc.	214,900	1,463,469	*
Town Sports International Holdings Inc.	82,078	1,090,817	*
Total Hotels, Restaurants & Leisure		14,788,713
Household Durables — 1.3%
American Greetings Corp., Class A Shares	179,900	2,630,138
Ethan Allen Interiors Inc.	10,066	200,615
Flexsteel Industries Inc.	5,400	106,812
Helen of Troy Ltd.	36,600	1,240,374	*
La-Z-Boy Inc.	165,000	2,027,850	*
VOXX International Corp.	94,424	880,032	*
Total Household Durables		7,085,821
Internet & Catalog Retail — 0.3%
HSN Inc.	34,352	1,386,103
Nutri/System Inc.	23,700	273,972
Total Internet & Catalog Retail		1,660,075

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report	5

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Leisure Equipment & Products — 1.1%
Arctic Cat Inc.	42,100	$1,539,176	*
Leapfrog Enterprises Inc.	282,722	2,900,728	*
Sturm Ruger & Co. Inc.	43,842	1,760,256
Total Leisure Equipment & Products		6,200,160
Media — 1.4%
Ascent Media Corp., Class A Shares	25,900	1,340,325	*
Ballantyne Strong Inc.	50,400	300,888	*
Digital Generation Inc.	78,200	967,334	*
Journal Communications Inc.	97,524	503,224	*
Scholastic Corp.	107,032	3,014,021
Sinclair Broadcast Group, Inc.	161,300	1,461,378
Total Media		7,587,170
Multiline Retail — 0.3%
Dillard’s Inc., Class A Shares	16,000	1,018,880
Saks Inc.	55,100	586,815	*
Total Multiline Retail		1,605,695
Specialty Retail — 3.5%
Aaron’s Inc.	15,465	437,814
Ascena Retail Group Inc.	84,000	1,564,080	*
Buckle Inc.	67,000	2,651,190
Cabela’s Inc., Class A Shares	80,700	3,051,267	*
Conn’s Inc.	46,100	682,280	*
Express Inc.	144,400	2,623,748	*
Finish Line Inc., Class A Shares	80,900	1,691,619
Group 1 Automotive Inc.	37,700	1,719,497
HOT Topic Inc.	59,300	574,617
Penske Automotive Group Inc.	90,600	1,924,344
Rent-A-Center Inc.	66,181	2,232,947
Sonic Automotive Inc.	21,299	291,157
Total Specialty Retail		19,444,560
Textiles, Apparel & Luxury Goods — 1.4%
Crocs Inc.	68,000	1,098,200	*
Iconix Brand Group Inc.	211,900	3,701,893	*
Jones Group Inc.	71,200	680,672
Steven Madden Ltd.	14,300	454,025	*
True Religion Apparel Inc.	35,700	1,034,586
Warnaco Group Inc.	24,100	1,026,178	*
Total Textiles, Apparel & Luxury Goods		7,995,554
Total Consumer Discretionary		78,307,718

See Notes to Financial Statements.

6	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Consumer Staples — 3.3%
Beverages — 0.1%
Boston Beer Co. Inc., Class A Shares	5,900	$713,900	*
Food & Staples Retailing — 1.5%
Andersons Inc.	50,235	2,143,025
Harris Teeter Supermarkets Inc.	47,473	1,945,918
Nash Finch Co.	37,600	807,648
Pantry Inc.	61,750	907,725	*
Rite Aid Corp.	429,400	601,160	*
Spartan Stores Inc.	39,834	722,191
SUPERVALU Inc.	163,000	844,340
Susser Holdings Corp.	13,100	486,927	*
Total Food & Staples Retailing		8,458,934
Food Products — 0.9%
Cal-Maine Foods Inc.	63,600	2,486,760
Fresh Del Monte Produce Inc.	97,900	2,297,713
John B. Sanfilippo & Son Inc.	15,000	267,750	*
Total Food Products		5,052,223
Personal Products — 0.8%
Nu Skin Enterprises Inc., Class A Shares	57,365	2,690,418
Prestige Brands Holdings Inc.	42,700	675,087	*
USANA Health Sciences Inc.	24,180	994,282	*
Total Personal Products		4,359,787
Total Consumer Staples		18,584,844
Energy — 5.8%
Energy Equipment & Services — 2.2%
Basic Energy Services Inc.	128,200	1,323,024	*
C&J Energy Services Inc.	60,200	1,113,700	*
Global Geophysical Services Inc.	63,292	387,347	*
GulfMark Offshore Inc., Class A Shares	21,558	733,834	*
Helix Energy Solutions Group Inc.	104,800	1,719,768	*
Key Energy Services Inc.	188,500	1,432,600	*
Matrix Service Co.	64,000	726,400	*
Mitcham Industries Inc.	42,900	728,013	*
Parker Drilling Co.	361,393	1,629,883	*
RPC Inc.	50,482	600,231
Tesco Corp.	18,760	225,120	*
Tetra Technology Inc.	57,367	1,496,131	*

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report	7

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Energy Equipment & Services — continued
TGC Industries Inc.	11,800	$114,578	*
Total Energy Equipment & Services		12,230,629
Oil, Gas & Consumable Fuels — 3.6%
Berry Petroleum Co., Class A Shares	46,500	1,844,190
Cloud Peak Energy Inc.	70,400	1,190,464	*
Energy XXI (Bermuda) Ltd.	61,900	1,936,851
Golar LNG Ltd.	9,800	369,460
Rosetta Resources Inc.	62,060	2,273,878	*
Stone Energy Corp.	136,900	3,469,046	*
Targa Resources Corp.	34,454	1,471,186
VAALCO Energy Inc.	315,702	2,724,508	*
Western Refining Inc.	221,600	4,935,032
Total Oil, Gas & Consumable Fuels		20,214,615
Total Energy		32,445,244
Financials — 20.1%
Capital Markets — 0.7%
American Capital Ltd.	89,500	901,265	*
Prospect Energy Corp.	256,472	2,921,216
Total Capital Markets		3,822,481
Commercial Banks — 5.4%
BancorpSouth Inc.	194,100	2,818,332
Bank of Marin Bancorp	1,400	51,814
Banner Corp.	40,781	893,512
Cathay General Bancorp	23,700	391,287
City Holding Co.	14,864	500,768
Community Bank System Inc.	46,780	1,268,674
Community Trust Bancorp Inc.	24,089	806,741
CVB Financial Corp.	25,770	300,220
First Interstate BancSystem Inc., Class A Shares	8,350	118,904
Hanmi Financial Corp.	239,030	2,505,034	*
International Bancshares Corp.	134,000	2,615,680
Investors Bancorp Inc.	17,500	264,075	*
Lakeland Financial Corp.	33,232	891,615
Old National Bancorp	235,800	2,831,958
PacWest Bancorp	127,044	3,007,131
Southside Bancshares Inc.	29,872	671,523
SVB Financial Group	16,300	957,136	*
UMB Financial Corp.	30,680	1,571,736

See Notes to Financial Statements.

8	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Commercial Banks — continued
Webster Financial Corp.	32,400	$701,784
Wesbanco Inc.	67,800	1,441,428
Western Alliance Bancorp	362,900	3,396,744	*
Wilshire Bancorp Inc.	364,600	1,998,008	*
Total Commercial Banks		30,004,104
Consumer Finance — 1.1%
Cash America International Inc.	43,507	1,916,048
DFC Global Corp.	131,836	2,429,738	*
EZCORP Inc., Class A Shares	62,100	1,456,866	*
World Acceptance Corp.	1,851	121,796	*
Total Consumer Finance		5,924,448
Diversified Financial Services — 0.2%
Portfolio Recovery Associates Inc.	13,200	1,204,632	*
Insurance — 3.4%
American Equity Investment Life Holding Co.	241,880	2,663,099
AmTrust Financial Services Inc.	117,300	3,484,983
CNO Financial Group Inc.	513,815	4,007,757
Enstar Group Ltd.	1,700	168,198	*
Horace Mann Educators Corp.	156,191	2,730,219
Meadowbrook Insurance Group Inc.	131,197	1,153,222
Montpelier Re Holdings Ltd.	37,023	788,220
National Financial Partners Corp.	204,296	2,737,566	*
Tower Group Inc.	67,619	1,411,208
Total Insurance		19,144,472
Real Estate Investment Trusts (REITs) — 8.9%
Agree Realty Corp.	10,620	235,021
Ashford Hospitality Trust	207,620	1,750,237
Capstead Mortgage Corp.	202,721	2,819,849
CBL & Associates Properties Inc.	215,400	4,208,916
Colonial Properties Trust	145,500	3,221,370
Colony Financial Inc.	31,500	544,950
CYS Investments Inc.	171,600	2,362,932
DCT Industrial Trust Inc.	585,924	3,691,321
Entertainment Properties Trust	67,100	2,758,481
Extra Space Storage Inc.	63,700	1,949,220
First Industrial Realty Trust Inc.	118,490	1,495,344	*
Gladstone Commercial Corp.	1,990	33,153
Hatteras Financial Corp.	133,045	3,805,087
Home Properties Inc.	26,600	1,632,176

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report	9

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Real Estate Investment Trusts (REITs) — continued
Invesco Mortgage Capital Inc.	211,900	$3,886,246
LTC Properties Inc.	33,650	1,220,822
National Retail Properties Inc.	76,100	2,152,869
New York Mortgage Trust Inc.	40,300	284,518
NorthStar Realty Finance Corp.	388,820	2,029,640
Pennymac Mortgage Investment Trust	99,480	1,962,740
PS Business Parks Inc.	4,000	270,880
Strategic Hotels & Resorts Inc.	184,800	1,193,808	*
Sunstone Hotel Investors Inc.	292,700	3,216,773	*
Two Harbors Investment Corp.	275,457	2,853,735
Total Real Estate Investment Trusts (REITs)		49,580,088
Thrifts & Mortgage Finance — 0.4%
Astoria Financial Corp.	109,600	1,074,080
EverBank Financial Corp.	9,800	106,526	*
First Defiance Financial Corp.	15,087	258,289
HomeStreet Inc.	18,910	604,931	*
Provident New York Bancorp	47,980	364,168
Total Thrifts & Mortgage Finance		2,407,994
Total Financials		112,088,219
Health Care — 14.2%
Biotechnology — 3.0%
Cepheid Inc.	36,800	1,646,800	*
Cubist Pharmaceuticals Inc.	106,201	4,026,080	*
Enzon Pharmaceuticals Inc.	18,700	128,469	*
Neurocrine Biosciences Inc.	53,400	422,394	*
Onyx Pharmaceuticals Inc.	33,300	2,212,785	*
PDL BioPharma Inc.	441,350	2,926,150
Pharmacyclics Inc.	42,900	2,342,769	*
SciClone Pharmaceuticals Inc.	385,480	2,702,215	*
Total Biotechnology		16,407,662
Health Care Equipment & Supplies — 3.1%
Align Technology Inc.	26,300	879,998	*
Analogic Corp.	16,000	992,000
ArthroCare Corp.	23,960	701,549	*
CONMED Corp.	36,286	1,004,034
Cyberonics Incorporated	40,500	1,820,070	*
Cynosure Inc., Class A Shares	14,000	296,100	*
Integra LifeSciences Holdings Corp.	80,200	2,981,836	*
Invacare Corp.	135,276	2,087,309

See Notes to Financial Statements.

10	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Health Care Equipment & Supplies — continued
Masimo Corp.	131,954	$2,953,130	*
Natus Medical Inc.	4,200	48,804	*
STERIS Corp.	105,159	3,298,838
Wright Medical Group Inc.	19,100	407,785	*
Total Health Care Equipment & Supplies		17,471,453
Health Care Providers & Services — 3.6%
Amedisys Inc.	65,771	818,849	*
Bio-Reference Laboratories Inc.	132,059	3,470,511	*
Centene Corp.	52,732	1,590,397	*
Chemed Corp.	20,080	1,213,635
Five Star Quality Care Inc.	42,481	130,417	*
Gentiva Health Services Inc.	36,430	252,460	*
Magellan Health Services Inc.	59,410	2,693,055	*
National Healthcare Corp.	13,392	605,720
Owens & Minor Inc.	36,100	1,105,743
PharMerica Corp.	147,700	1,612,884	*
PSS World Medical Inc.	41,720	875,703	*
Radnet Inc.	19,500	51,870	*
Skilled Healthcare Group Inc., Class A Shares	84,430	530,220	*
Universal American Corp.	205,840	2,167,495	*
WellCare Health Plans Inc.	52,841	2,800,573	*
Total Health Care Providers & Services		19,919,532
Health Care Technology — 0.2%
Merge Healthcare Inc.	38,072	108,886	*
Omnicell Inc.	76,200	1,115,568	*
Total Health Care Technology		1,224,454
Life Sciences Tools & Services — 0.4%
Affymetrix Inc.	241,916	1,134,586	*
Bio-Rad Laboratories Inc., Class A Shares	12,512	1,251,325	*
Total Life Sciences Tools & Services		2,385,911
Pharmaceuticals — 3.9%
Medicines Co.	171,033	3,923,497	*
Medicis Pharmaceutical Corp., Class A Shares	106,840	3,648,586
Par Pharmaceutical Cos. Inc.	100,771	3,641,864	*
Questcor Pharmaceuticals Inc.	106,400	5,664,736	*
Santarus Inc.	242,804	1,721,480	*
ViroPharma Inc.	140,250	3,323,925	*
Total Pharmaceuticals		21,924,088
Total Health Care		79,333,100

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report	11

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Industrials — 16.9%
Aerospace & Defense — 1.9%
Ceradyne Inc.	29,900	$766,935
Cubic Corp.	65,600	3,154,048
Curtiss-Wright Corp.	98,194	3,048,924
DigitalGlobe Inc.	20,900	316,844	*
GenCorp Inc.	217,960	1,418,920	*
HEICO Corp.	11,500	454,480
Teledyne Technologies Inc.	19,630	1,210,189	*
Total Aerospace & Defense		10,370,340
Air Freight & Logistics — 0.2%
Pacer International Inc.	135,290	733,272	*
Park-Ohio Holdings Corp.	26,503	504,352	*
Total Air Freight & Logistics		1,237,624
Airlines — 1.4%
Alaska Air Group Inc.	35,692	1,281,343	*
Hawaiian Holdings Inc.	37,407	243,519	*
JetBlue Airways Corp.	377,510	2,000,803	*
US Airways Group Inc.	303,200	4,041,656	*
Total Airlines		7,567,321
Building Products — 0.3%
Apogee Enterprises Inc.	92,294	1,483,165
Gibraltar Industries Inc.	42,090	436,894	*
Total Building Products		1,920,059
Commercial Services & Supplies — 2.5%
Brink’s Co.	36,800	853,024
CECO Environmental Corp.	27,700	218,830
Cenveo Inc.	228,791	441,567	*
Consolidated Graphics Inc.	54,200	1,574,510	*
Deluxe Corp.	79,100	1,972,754
Encore Capital Group Inc.	21,500	636,830	*
Knoll Inc.	68,370	917,525
Multi-Color Corp.	9,037	200,983
Steelcase Inc., Class A Shares	292,457	2,640,887
Sykes Enterprises Inc.	36,000	574,560	*
TeleTech Holdings Inc.	36,800	588,800	*
Unifirst Corp.	26,240	1,672,800
United Stationers Inc.	42,693	1,150,576
Viad Corp.	16,337	326,740
Total Commercial Services & Supplies		13,770,386

See Notes to Financial Statements.

12	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Construction & Engineering — 2.8%
Dycom Industries Inc.	92,425	$1,720,029	*
EMCOR Group Inc.	132,127	3,675,773
Granite Construction Inc.	97,217	2,538,336
Great Lakes Dredge and Dock Co.	446,580	3,179,650
Michael Baker Corp.	21,250	554,412	*
MYR Group Inc.	175,600	2,995,736	*
Northwest Pipe Co.	23,300	565,258	*
Sterling Construction Co. Inc.	16,545	169,090	*
Total Construction & Engineering		15,398,284
Electrical Equipment — 0.6%
EnerSys	24,800	869,736	*
Generac Holdings Inc.	101,292	2,437,086	*
Total Electrical Equipment		3,306,822
Industrial Conglomerates — 0.3%
Standex International Corp.	21,026	895,077
Tredegar Corp.	68,121	991,842
Total Industrial Conglomerates		1,886,919
Machinery — 2.0%
Cascade Corp.	16,700	785,735
Freightcar America Inc.	143,655	3,299,755
Kadant Inc.	35,450	831,303	*
L.B. Foster Co., Class A	47,230	1,351,250
Miller Industries Inc.	54,216	863,661
NACCO Industries Inc., Class A Shares	16,464	1,913,940
Sauer-Danfoss Inc.	20,400	712,572
Watts Water Technologies Inc., Class A Shares	46,427	1,547,876
Total Machinery		11,306,092
Professional Services — 1.8%
CRA International Inc.	5,300	77,857	*
FTI Consulting Inc.	85,600	2,461,000	*
Huron Consulting Group Inc.	22,800	721,620	*
ICF International Inc.	46,393	1,106,009	*
Insperity Inc.	57,233	1,548,153
Kelly Services Inc.	50,300	649,373
Korn/Ferry International	32,277	463,175	*
Navigant Consulting Inc.	185,271	2,341,825	*
Resources Connection Inc.	68,800	846,240
Total Professional Services		10,215,252

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report	13

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Road & Rail — 2.3%
AMERCO	18,100	$1,628,457
Arkansas Best Corp.	18,800	236,880
Dollar Thrifty Automotive Group	47,500	3,845,600	*
Marten Transport Ltd.	70,386	1,496,406
Old Dominion Freight Line Inc.	42,900	1,857,141	*
Quality Distribution Inc.	79,616	882,941	*
Saia Inc.	54,550	1,194,100	*
Werner Enterprises Inc.	63,200	1,509,848
Total Road & Rail		12,651,373
Trading Companies & Distributors — 0.8%
SeaCube Container Leasing Ltd.	31,100	530,877
TAL International Group Inc.	68,300	2,287,367
United Rentals Inc.	56,600	1,926,664	*
Total Trading Companies & Distributors		4,744,908
Total Industrials		94,375,380
Information Technology — 15.7%
Communications Equipment — 1.6%
Anaren Inc.	19,110	374,556	*
Emulex Corp.	211,100	1,519,920	*
Harmonic Inc.	337,919	1,439,535	*
Ixia	91,000	1,093,820	*
NETGEAR Inc.	87,993	3,036,638	*
Oplink Communications Inc.	21,013	284,306	*
Plantronics Inc.	31,900	1,065,460
Total Communications Equipment		8,814,235
Computers & Peripherals — 0.3%
Datalink Corp.	18,500	176,675	*
Electronics for Imaging Inc.	26,050	423,313	*
Intermec Inc.	59,400	368,280	*
Xyratex Ltd.	71,100	804,141
Total Computers & Peripherals		1,772,409
Electronic Equipment, Instruments & Components — 2.9%
Aeroflex Holding Corp.	16,200	98,010	*
Anixter International Inc.	53,900	2,859,395
Badger Meter Inc.	22,100	829,855
Brightpoint Inc.	253,832	1,373,231	*
Checkpoint Systems Inc.	23,235	202,377	*
CTS Corp.	20,880	196,690
DTS Inc.	7,800	203,424	*

See Notes to Financial Statements.

14	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Electronic Equipment, Instruments & Components — continued
Insight Enterprises Inc.	81,210	$1,366,764	*
KEMET Corp.	304,883	1,832,347	*
MTS System Corp.	6,600	254,430
Plexus Corp.	89,600	2,526,720	*
Sanmina-SCI Corp.	199,000	1,629,810	*
SYNNEX Corp.	82,060	2,830,249	*
Vishay Precision Group Inc.	12,400	172,980	*
Total Electronic Equipment, Instruments & Components		16,376,282
Internet Software & Services — 1.2%
Constant Contact Inc.	44,100	788,508	*
DealerTrack Holdings Inc.	20,300	611,233	*
Digital River Inc.	101,100	1,680,282	*
j2 Global Inc.	1,880	49,670
Keynote Systems Inc.	6,400	95,040
United Online Inc.	222,324	938,207
Vocus Inc.	150,300	2,795,580	*
Total Internet Software & Services		6,958,520
IT Services — 2.5%
Acxiom Corp.	68,216	1,030,744	*
CACI International Inc., Class A Shares	50,200	2,762,004	*
Ciber Inc.	295,278	1,272,648	*
Convergys Corp.	237,750	3,511,567
CSG Systems International Inc.	56,376	974,177	*
Global Cash Access Inc.	123,882	893,189	*
ManTech International Corp., Class A Shares	9,200	215,924
Syntel Inc.	18,514	1,123,800
TNS Inc.	34,000	609,960	*
Unisys Corp.	62,450	1,220,898	*
Virtusa Corp.	22,159	295,823	*
Total IT Services		13,910,734
Semiconductors & Semiconductor Equipment — 3.8%
Amkor Technology Inc.	412,300	2,012,024	*
Amtech Systems Inc.	4,100	15,416	*
AuthenTec Inc.	47,200	204,376	*
Cirrus Logic Inc.	99,200	2,964,096	*
Diodes Inc.	33,800	634,426	*
DSP Group Inc.	65,651	416,227	*
FormFactor Inc.	431,500	2,791,805	*
GT Advanced Technologies Inc.	343,900	1,815,792	*

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report	15

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Semiconductors & Semiconductor Equipment — continued
Integrated Silicon Solutions Inc.	172,999	$1,745,560	*
IXYS Corp.	25,000	279,250	*
Kopin Corp.	69,504	239,094	*
Kulicke & Soffa Industries Inc.	172,200	1,536,024	*
Mattson Technology Inc.	154,200	269,850	*
Micrel Inc.	110,700	1,054,971
Microsemi Corp.	33,700	623,113	*
Photronics Inc.	500,094	3,050,573	*
RF Micro Devices Inc.	321,900	1,368,075	*
Total Semiconductors & Semiconductor Equipment		21,020,672
Software — 3.4%
ACI Worldwide Inc.	35,197	1,556,059	*
Actuate Corp.	199,945	1,385,619	*
EPIQ Systems Inc.	40,940	501,515
Fair Isaac Corp.	71,800	3,035,704
Net 1 UEPS Technologies Inc.	44,910	375,897	*
NetScout Systems Inc.	104,665	2,259,717	*
Parametric Technology Corp.	121,903	2,555,087	*
Progress Software Corp.	156,573	3,267,679	*
Take-Two Interactive Software Inc.	94,400	893,024	*
Telecommunication Systems Inc., Class A Shares	169,501	208,486	*
Websense Inc.	162,500	3,043,625	*
Total Software		19,082,412
Total Information Technology		87,935,264
Materials — 4.3%
Chemicals — 1.7%
H.B. Fuller Co.	94,282	2,894,457
Koppers Holdings Inc.	51,933	1,765,722
Minerals Technologies Inc.	21,900	1,396,782
PolyOne Corp.	108,750	1,487,700
Spartech Corp.	19,900	102,883	*
W.R. Grace and Co.	24,350	1,228,458	*
Westlake Chemical Corp.	7,800	407,628
Total Chemicals		9,283,630
Metals & Mining — 1.6%
Century Aluminum Co.	81,350	596,296	*
Coeur d’Alene Mines Corp.	144,800	2,542,688	*
Golden Star Resources Ltd.	1,350,494	1,566,573	*
Handy & Harman Ltd.	11,000	148,280	*

See Notes to Financial Statements.

16	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Security	Shares	Value
Metals & Mining — continued
Hecla Mining Co.	485,600	$2,306,600
Jaguar Mining Inc.	266,300	308,908	*
Noranda Aluminium Holding Corp.	137,500	1,094,500
Worthington Industries Inc.	27,000	552,690
Total Metals & Mining		9,116,535
Paper & Forest Products — 1.0%
Buckeye Technologies Inc.	90,700	2,584,043
Domtar Corp.	5,800	444,918
Neenah Paper Inc.	62,873	1,678,080
Schweitzer-Mauduit International Inc.	15,935	1,085,811
Total Paper & Forest Products		5,792,852
Total Materials		24,193,017
Telecommunication Services — 0.7%
Diversified Telecommunication Services — 0.4%
General Communication Inc., Class A Shares	11,800	98,058	*
HickoryTech Corp.	12,100	134,431
Vonage Holdings Corp.	1,005,620	2,021,296	*
Total Diversified Telecommunication Services		2,253,785
Wireless Telecommunication Services — 0.3%
USA Mobility Inc.	135,358	1,740,704
Total Telecommunication Services		3,994,489
Utilities — 3.7%
Electric Utilities — 1.7%
El Paso Electric Co.	96,250	3,191,650
PNM Resources Inc.	100,500	1,963,770
Portland General Electric Co.	118,522	3,159,797
UNS Energy Corp.	37,350	1,434,613
Total Electric Utilities		9,749,830
Gas Utilities — 0.7%
Piedmont Natural Gas Co. Inc.	16,984	546,715
Southwest Gas Corp.	72,500	3,164,625
Total Gas Utilities		3,711,340
Multi-Utilities — 1.3%
Avista Corp.	128,650	3,434,955
NorthWestern Corp.	106,550	3,910,385
Total Multi-Utilities		7,345,340
Total Utilities		20,806,510
Total Investments before Short-term Investments (Cost —$548,380,220)		552,063,785

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report	17

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 0.6%
Repurchase Agreements — 0.6%
Interest in $100,000,000 joint tri-party repurchase agreement dated 6/29/12 with RBS Securities Inc.; Proceeds at maturity — $3,416,046; (Fully collateralized by various U.S. government agency obligations, 0.000% to 8.280% due 7/16/12 to 1/10/25; Market value — $3,484,324) (Cost — $3,416,000)	0.160%	7/2/12	$3,416,000	$3,416,000
Total Investments — 99.3% (Cost — $551,796,220#)				555,479,785
Other Assets in Excess of Liabilities — 0.7%				3,983,089
Total Net Assets — 100.0%				$559,462,874
*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

18	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2012

Assets:
Investments, at value (Cost — $551,796,220)	$555,479,785
Cash	322
Receivable for securities sold	4,551,346
Receivable for Fund shares sold	1,622,657
Dividends and interest receivable	1,108,783
Prepaid expenses	67,765
Total Assets	562,830,658

Liabilities:
Payable for securities purchased	2,106,217
Payable for Fund shares repurchased	836,547
Investment management fee payable	277,948
Service and/or distribution fees payable	8,153
Trustees’ fees payable	481
Accrued expenses	138,438
Total Liabilities	3,367,784
Total Net Assets	$559,462,874

Net Assets:
Par value (Note 7)	$551
Paid-in capital in excess of par value	559,547,993
Undistributed net investment income	1,965,818
Accumulated net realized loss on investments and futures contracts	(5,735,053)
Net unrealized appreciation on investments	3,683,565
Total Net Assets	$559,462,874

Shares Outstanding:
Class A	1,866,943
Class C	544,231
Class FI	83,128
Class I	873,917
Class IS	51,701,127

Net Asset Value:
Class A (and redemption price)	$10.19
Class C1	$9.93
Class FI (and redemption price)	$9.93
Class I (and redemption price)	$10.20
Class IS (and redemption price)	$10.16
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$10.81

[1]	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report	19

Statement of operations (unaudited)

For the Six Months Ended June 30, 2012

Investment Income:
Dividends	$3,813,030
Interest	5,360
Total Investment Income	3,818,390

Expenses:
Investment management fee (Note 2)	1,486,036
Transfer agent fees (Note 5)	135,143
Service and/or distribution fees (Notes 2 and 5)	52,398
Trustees’ fees	35,513
Registration fees	29,203
Fund accounting fees	19,620
Legal fees	19,302
Audit and tax	15,343
Shareholder reports	6,748
Insurance	3,609
Custody fees	1,470
Fees recaptured by investment manager (Note 2)	471
Miscellaneous expenses	9,226
Total Expenses	1,814,082
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(48,662)
Net Expenses	1,765,420
Net Investment Income	2,052,970

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	13,451,800
Futures contracts	1,297,081
Net Realized Gain	14,748,881
Change in Net Unrealized Appreciation (Depreciation) from Investments	(14,907,571)
Net Loss on Investments and Futures Contracts	(158,690)
Increase in Net Assets from Operations	$1,894,280

See Notes to Financial Statements.

20	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2012 (unaudited) and the Year Ended December 31, 2011	2012	2011

Operations:
Net investment income	$2,052,970	$751,448
Net realized gain	14,748,881	30,137,964
Change in net unrealized appreciation (depreciation)	(14,907,571)	(36,465,973)
Increase (Decrease) in Net Assets From Operations	1,894,280	(5,576,561)

Distributions to shareholders from (Notes 1 and 6):
Net investment income	(711,872)	(172,542)
Decrease in Net Assets From Distributions to Shareholders	(711,872)	(172,542)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	610,675,147	29,284,838
Reinvestment of distributions	309,541	172,079
Cost of shares repurchased	(297,577,716)	(42,604,644)
Increase (Decrease) in Net Assets From Fund Share Transactions	313,406,972	(13,147,727)
Increase (Decrease) in Net Assets	314,589,380	(18,896,830)

Net Assets:
Beginning of period	244,873,494	263,770,324
End of period*	$559,462,874	$244,873,494
*Includesundistributed net investment income of:	$1,965,818	$624,720

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report	21

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1,2]	2012[3]		2011	2010		2009[4]

Net asset value, beginning of period	$9.50		$9.74	$7.59		$5.53

Income (loss) from operations:
Net investment income (loss)	0.02		0.01	(0.01)		0.01
Net realized and unrealized gain (loss)	0.67		(0.24)	2.12		2.05
Proceeds from settlement of a regulatory matter	—		—	0.04		—
Total income (loss) from operations	0.69		(0.23)	2.15		2.06

Less distributions from:
Net investment income	—		(0.01)	(0.00)	[5]	—
Total distributions	—		(0.01)	(0.00)	[5]	—

Net asset value, end of period	$10.19		$9.50	$9.74		$7.59
Total return[6]	7.26%		(2.40)%	28.39%[7]		37.25%

Net assets, end of period (000s)	$19,020		$18,142	$20,994		$18,657

Ratios to average net assets:
Gross expenses	1.22%[8]		1.23%[9]	1.38%		1.36%[8,10]
Net expenses[11]	1.21	[8,12],13	1.23 [9,12]	1.33	[12,13]	1.36 [8,10]
Net investment income (loss)	0.47	[8]	0.03	(0.14)		0.23 [8]

Portfolio turnover rate	29%		49%	41%		52%
[1]	Per share amounts have been calculated using the average shares method.

[2]	Represents a share of capital stock outstanding prior to April 30, 2012.

[3]	For the six months ended June 30, 2012 (unaudited).

[4]	For the period February 5, 2009 (commencement of operations) to December 31, 2009.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 27.86%. Class A received $96,776 related to this distribution.

[8]	Annualized.

[9]	Reflects recapture of fees waived/reimbursed from prior fiscal years.

[10]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.36%.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]

Effective April 30, 2010, as a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[13]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

22	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1,2]	2012[3]	2011	2010	2009[4]

Net asset value, beginning of period	$9.30	$9.61	$7.54	$5.53

Income (loss) from operations:
Net investment loss	(0.02)	(0.07)	(0.07)	(0.03)
Net realized and unrealized gain (loss)	0.65	(0.23)	2.10	2.04
Proceeds from settlement of a regulatory matter	—	—	0.04	—
Total income (loss) from operations	0.63	(0.30)	2.07	2.01

Less distributions from:
Net investment income	—	(0.01)	—	—
Total distributions	—	(0.01)	—	—

Net asset value, end of period	$9.93	$9.30	$9.61	$7.54
Total return[5]	6.77%	(3.16)%	27.45%[6]	36.35%

Net assets, end of period (000s)	$5,404	$5,330	$6,032	$5,521

Ratios to average net assets:
Gross expenses	2.06%[7,8]	2.08%[8]	2.19%	2.14%[7,9]
Net expenses[10]	2.00 [7,8,11,12]	2.05 [8,11,12]	2.09 [11,12]	2.14 [7,9]
Net investment loss	(0.33) [7]	(0.78)	(0.90)	(0.56) [7]

Portfolio turnover rate	29%	49%	41%	52%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Represents a share of capital stock outstanding prior to April 30, 2012.

[3]	For the six months ended June 30, 2012 (unaudited).

[4]	For the period February 5, 2009 (commencement of operations) to December 31, 2009.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 26.92%. Class C received $29,199 related to this distribution.

[7]	Annualized.

[8]	Reflects recapture of fees waived/reimbursed from prior fiscal years.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 2.14%.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]

Effective April 30, 2010, as a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report	23

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1,2,3]	2012[4]	2011	2010	2009	2008	2007[5]	2007[6]

Net asset value, beginning of period	$9.27	$9.51	$7.45	$5.83	$9.43	$11.33	$12.32

Income (loss) from operations:
Net investment income (loss)	0.02	(0.00) [7]	(0.01)	0.02	(0.01)	(0.01)	(0.02)
Net realized and unrealized gain (loss)	0.64	(0.23)	2.09	1.60	(3.52)	(0.39)	0.04
Total income (loss) from operations	0.66	(0.23)	2.08	1.62	(3.53)	(0.40)	0.02

Less distributions from:
Net investment income	—	(0.01)	(0.02)	—	(0.07)	(1.50)	(1.01)
Total distributions	—	(0.01)	(0.02)	—	(0.07)	(1.50)	(1.01)

Net asset value, end of period	$9.93	$9.27	$9.51	$7.45	$5.83	$9.43	$11.33
Total return[8]	7.12%	(2.46)%	27.93%	27.79%	(37.72)%	(3.91)%[9]	0.43%

Net assets, end of period (000s)	$826	$746	$747	$600	$418	$555	$673

Ratios to average net assets:
Gross expenses	1.30%[10,11]	1.37%[11]	1.51%	1.42%[12]	1.34%	2.12%[10]	1.30%
Net expenses[13,14]	1.24 [10,11,15]	1.30 [11,15]	1.27 [15,16]	1.20 [12,16]	1.19	1.20 [10]	1.20
Net investment income (loss)	0.44 [10]	(0.02)	(0.07)	0.36	(0.08)	(0.13) [10]	(0.20)

Portfolio turnover rate	29%	49%	41%	52%	93%	47%[9]	85%

[1]	On October 5, 2009, Financial Intermediary Class shares were renamed as Class FI shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]	For the six months ended June 30, 2012 (unaudited).

[5]	For the period April 1, 2007 to December 31, 2007.

[6]	For the year ended March 31.

[7]	Amount represents less than $0.01 per share.

[8]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[9]	Not annualized.

[10]	Annualized.

[11]	Reflects recapture of fees waived/reimbursed from prior fiscal years.

[12]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.40% and 1.18%, respectively.

[13]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[14]	Reflects fee waivers and/or expense reimbursements.

[15]

Effective April 30, 2010, as a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[16]

As a result of a contractual expense limitation, until April 30, 2010, the ratio of expenses, other than interest, brokerage commissions, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.20%.

See Notes to Financial Statements.

24	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1,2,3]	2012[4]	2011	2010	2009	2008	2007[5]	2007[6]

Net asset value, beginning of period	$9.47	$9.68	$7.61	$5.95	$9.60	$11.48	$12.43

Income (loss) from operations:
Net investment income	0.02	0.04	0.02	0.04	0.02	0.02	0.02
Net realized and unrealized gain (loss)	0.71	(0.24)	2.12	1.63	(3.59)	(0.39)	0.05
Total income (loss) from operations	0.73	(0.20)	2.14	1.67	(3.57)	(0.37)	0.07

Less distributions from:
Net investment income	—	(0.01)	(0.07)	(0.01)	(0.01)	(0.01)	(0.01)
Net realized gains	—	—	—	—	(0.07)	(1.50)	(1.01)
Total distributions	—	(0.01)	(0.07)	(0.01)	(0.08)	(1.51)	(1.02)

Net asset value, end of period	$10.20	$9.47	$9.68	$7.61	$5.95	$9.60	$11.48
Total return[7]	7.60%	(2.11)%	28.19%	28.16%	(37.49)%	(3.58)%[8]	0.88%

Net assets, end of period (000s)	$8,914	$220,655	$235,997	$186,801	$164,591	$359,703	$556,288

Ratios to average net assets:
Gross expenses	0.95%[9]	0.94%[10]	0.96%[10]	0.93%[11]	0.84%	0.79%[9]	0.79%
Net expenses[12]	0.89 [9,13,14]	0.94 [10,13]	0.96 [10,13,15]	0.89 [11,14,15]	0.84	0.79 [9]	0.79
Net investment income	0.45 [9]	0.33	0.25	0.65	0.22	0.28 [9]	0.17

Portfolio turnover rate	29%	49%	41%	52%	93%	47%[8]	85%

[1]	On October 5, 2009, Institutional Class shares were renamed as Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]	For the six months ended June 30, 2012 (unaudited).

[5]	For the period April 1, 2007 to December 31, 2007.

[6]	For the year ended March 31.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Not annualized.

[9]	Annualized.

[10]	Reflects recapture of fees waived/reimbursed from prior fiscal years.

[11]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both been 0.91% and 0.87%, respectively.

[12]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[13]

Effective April 30, 2010, as a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[14]	Reflects fee waivers and/or expense reimbursements.

[15]

As a result of a contractual expense limitation, until April 30, 2010, the ratio of expenses, other than interest, brokerage commissions, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.95%.

See Notes to Financial Statements.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report	25

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1,2]	2012[3]

Net asset value, beginning of period	$10.67

Income from operations:
Net investment income	0.03
Net realized and unrealized loss	(0.53)
Total loss from operations	(0.50)

Less distributions from:
Net investment income	(0.01)
Total distributions	(0.01)

Net asset value, end of period	$10.16
Total return[4]	(4.65)%

Net assets, end of period (000s)	$525,299

Ratios to average net assets:
Gross expenses[5]	0.75%
Net expenses[5,6,7,8]	0.75
Net investment income[5]	1.28

Portfolio turnover rate	29%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Represents a share of capital stock outstanding prior to April 30, 2012.

[3]	For the period March 23, 2012 (commencement of operations) to June 30, 2012 (unaudited).

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.75%. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

See Notes to Financial Statements.

26	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. On April 30, 2012, the Fund was reorganized as a new series of the Trust. Prior to April 30, 2012, the Fund was organized as a series of Legg Mason Charles Street Trust, Inc., a Maryland corporation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report	27

pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

28	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$552,063,785	—	—	$552,063,785
Short-term investments†	—	$3,416,000	—	3,416,000
Total investments	$552,063,785	$3,416,000	—	$555,479,785

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report	29

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2012 no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable

30	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment advisory and management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Fund’s investment adviser. LMPFA and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the investment adviser the day-to-day portfolio management of the Fund. To the extent LMPFA receives a management fee after taking into account its contractual obligation to limit expenses as discussed below, LMPFA will pay Batterymarch the entire management fee it received from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, C, FI, I and IS shares did not exceed 1.30%, 2.05%, 1.30%, 1.00%, and 0.75% respectively. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

During the six months ended June 30, 2012, fees waived and/or expenses reimbursed amounted to $48,662.

The investment manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the year in which the investment manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report	31

Pursuant to these arrangements, at June 30, 2012, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS†
Expires December 31, 2012	—	—	$854	—	—
Expires December 31, 2013	—	$2,320	1,567	—	—
Expires December 31, 2014	—	1,840	570	—	—
Expires December 31, 2015	$524	1,756	254	$38,905	$7,223
Fee waivers/expense reimbursement subject to recapture	$524	$5,916	$3,245	$38,905	$7,223

†	For the period March 23, 2012 (commencement of operations) to June 30, 2012.

For the six months ended June 30, 2012, LMPFA recaptured $225 and $246 for Class C and FI shares, respectively.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment (or within 12 months for shares purchased prior to August 1, 2012). This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2012, LMIS and its affiliates received sales charges of approximately $1,000 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2012, there were no CDSCs paid to LMIS and its affiliates.

Under a Deferred Compensation Plan (the “Plan”), Trustees may elect to defer receipt of all or a specified portion of their compensation. A participating Trustee may select one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

All officers and two Trustees of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$432,241,173
Sales	121,473,713

32	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

At June 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$51,369,120
Gross unrealized depreciation	(47,685,555)
Net unrealized appreciation	$3,683,565

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At June 30, 2012, the Fund did not have any derivative instruments outstanding.

The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2012. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF REALIZED GAIN ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$1,297,081

During the six months ended June 30, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)†	$12,155,366

†	At June 30, 2012, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.75% of the average daily net assets of the class. The Rule 12b-1 plan for Class FI shares provides for payments of distribution and service fees to LMIS at an annual rate of up to 0.40% of the class’s average net assets, subject to the authority of the Board of Trustees of the Fund to set a lower amount. The Board of Trustees has currently approved payments under the plan of 0.25% of the average daily net assets of Class FI shares. Service and distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2012, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$23,643	$18,349
Class C	27,708	7,689
Class FI	1,047	924
Class I	—	107,712
Class IS†	—	469
Total	$52,398	$135,143

†	For the period March 23, 2012 (commencement of operations) to June 30, 2012 (unaudited).

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report	33

For the six months ended June 30, 2012, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$524
Class C	1,756
Class FI	254
Class I	38,905
Class IS†	7,223
Total	$48,662

†	For the period March 23, 2012 (commencement of operations) to June 30, 2012.

6. Distributions to shareholders by class

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
Net Investment Income:
Class A	—	$13,207
Class C	—	3,977
Class FI	—	527
Class I	—	154,831
Class IS†	$711,872	—
Total	$711,872	$172,542

†	For the period March 23, 2012 (commencement of operations) to June 30, 2012.

7. Shares of beneficial interest

At June 30, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. On April 30, 2012, the Fund was reorganized as a new series of the Trust.

Prior to April 30, 2012, the Fund was a series of a Maryland corporation and had 500 million shares authorized at $0.001 par value for each of the Class A, Class C, Class FI, Class I and Class IS shares of the Fund.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Class A
Shares sold	145,266	$1,406,001	130,844	$1,334,963
Shares issued on reinvestment	—	—	1,278	12,758
Shares repurchased	(187,821)	(1,891,151)	(377,469)	(3,757,834)
Net decrease	(42,555)	$(485,150)	(245,347)	$(2,410,113)

34	Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Class C
Shares sold	4,419	$44,590	46,111	$460,495
Shares issued on reinvestment	—	—	403	3,963
Shares repurchased	(33,470)	(337,542)	(100,841)	(965,152)
Net decrease	(29,051)	$(292,952)	(54,327)	$(500,694)
Class FI
Shares sold	6,737	$67,624	7,514	$73,207
Shares issued on reinvestment	—	—	55	527
Shares repurchased	(4,095)	(39,245)	(5,589)	(53,806)
Net increase	2,642	$28,379	1,980	$19,928
Class I
Shares sold	623,128	$6,489,018	2,747,541	$27,416,173
Shares issued on reinvestment	—	—	15,577	154,831
Shares repurchased	(23,044,239)	(242,108,475)	(3,837,362)	(37,827,852)
Net decrease	(22,421,111)	$(235,619,457)	(1,074,244)	$(10,256,848)
Class IS†
Shares sold	56,912,257	$602,667,914	—	—
Shares issued on reinvestment	30,954	309,541	—	—
Shares repurchased	(5,242,084)	(53,201,303)	—	—
Net increase	51,701,127	$549,776,152	—	—

†	For the period March 23, 2012 (commencement of operations) to June 30, 2012. During the period Class I shareholders exchanged $234,958,577 into Class IS.

8. Line of credit

The Fund, along with certain other Legg Mason Funds, participates in a $200 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. This 364-day revolving Credit Agreement matures on February 28, 2013. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing LIBOR rate plus the LIBOR rate margin. The Fund did not utilize the line of credit during the six months ended June 30, 2012.

9. Capital loss carryforward

As of December 31, 2011, the Fund had a net capital loss carryforward of approximately $20,068,147, of which $1,127,706 expires in 2015, $3,766,924 expires in 2016, and $15,173,517 expires in 2017. These amounts will be available to offset any future taxable capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio 2012 Semi-Annual Report	35

Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

10. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820)—Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Legg Mason Batterymarch

U.S. Small Capitalization Equity Portfolio

Trustees

Mark R. Fetting Chairman

R. Jay Gerken President

Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

Batterymarch Financial Management, Inc.

Custodian

State Street Bank & Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Counsel

K&L Gates LLP

Washington, DC

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMIANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMIANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

BATX013860 8/12 SR12-1708

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken President
Legg Mason Global Asset Management Trust

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
President
Legg Mason Global Asset Management Trust

Date:	August 23, 2012

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer of
Legg Mason Global Asset Management Trust

Date:	August 23, 2012